Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 30, 2020
Details
Accounts payable	$ 164,841	$ 102,779
Accrued interest on note	21,835	207,284
Accrued liabilities - other	2,665	39,503
Accounts payable and accrued liabilities, total	$ 189,341	$ 349,566